MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	11/1/12-11/30/12
Determination Date	12/10/2012
Distribution Date	12/17/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$809,106,424.24
2.	Collections allocable to Principal				$22,381,856.69
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,209,163.11

5.	Pool Balance on the close of the last day of the related Collection Period				$785,515,404.44
	(Ln1 - Ln2 -Ln3 -Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				52,027
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period

8.	Note Balances
	a.	Class A-1 Note Balance	$18,015,360.00		$0.00
	b.	Class A-2 Note Balance	$291,000,000.00		$285,660,250.40
	c.	Class A-3 Note Balance	$327,000,000.00		$327,000,000.00
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$801,015,360.00		$777,660,250.40

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.1147475		0.0000000
	b.	Class A-2 Note Pool Factor	1.0000000		0.9816503
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8521440		0.8272981

10.	Overcollateralization Target Amount				$7,855,154.04

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$7,855,154.04

12.	Weighted Average Coupon			%	9.13%
13.	Weighted Average Original Term			months	65.81
14.	Weighted Average Remaining Term			months	56.17

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,307,441.32
	b.	Liquidation Proceeds allocable to Finance Charge			$4,539.13
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,311,980.45

16.	Principal:
	a.	Collections allocable to Principal			$22,381,856.69
	b.	Liquidation Proceeds allocable to Principal			$598,106.92
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$22,979,963.61

17.	Total Finance Charge and Principal Collections (15d+16d)		$29,291,944.06
18.	Interest Income from Collection Account		$3,245.82
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$29,295,189.88

Available Funds
21.	Available Collections		$29,295,189.88
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$29,295,189.88

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$674,255.35
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$674,255.35

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,056.92
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,056.92

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$4,674.55
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$4,674.55

	e.	Class A-2 Monthly Interest	$155,200.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$155,200.00

	i.	Class A-3 Monthly Interest	$228,900.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$228,900.00

	m.	Class A-4 Monthly Interest	$108,614.67
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$108,614.67

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,458.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,458.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$29,328.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$29,328.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$40,216.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$40,216.33

34.	Quaternary Principal Distributable Amount		$15,499,955.56

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$16,774,659.88

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$7,855,154.04

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,311,980.45
	b.	Total Daily Deposits of Principal Collections	$22,979,963.61
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$3,245.82

	e.	Total Deposits to Collection Account (sum a - d)	$29,295,189.88

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$674,255.35
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,056.92
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,950,501.65
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,665,375.96

	f.	Total Withdrawals from Collection Account (sum a - e)	$29,295,189.88

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$4,674.55
	b.	Class A-2 Interest Distribution	$155,200.00
	c.	Class A-3 Interest Distribution	$228,900.00
	d.	Class A-4 Interest Distribution	$108,614.67
	e.	Class B Interest Distribution	$28,458.50
	f.	Class C Interest Distribution	$29,328.00
	g.	Class D Interest Distribution	$40,216.33
	h.	Class A-1 Principal Distribution	$18,015,360.00
	i.	Class A-2 Principal Distribution	$5,339,749.60
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$23,950,501.65

44.	Withdrawals
	a.	Class A-1 Distribution	$18,020,034.55
	b.	Class A-2 Distribution	$5,494,949.60
	c.	Class A-3 Distribution	$228,900.00
	d.	Class A-4 Distribution	$108,614.67
	e.	Class B Distribution	$28,458.50
	f.	Class C Distribution	$29,328.00
	g.	Class D Distribution	$40,216.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$23,950,501.65

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$4,665,375.96
	b.	Reserve Account surplus (Ln 55)	$291.87

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$4,665,667.83

46.	Withdrawals
	a.	Certificateholder Distribution	$4,665,667.83

	b.	Total Withdrawals from Certificate Payment Account	$4,665,667.83

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,350,000.09	$2,350,000.09
	b.	Note Balance	$777,660,250.40

48.	Required Reserve Account Amount		$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,350,000.09
50.	Investment Earnings		$291.87
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,350,291.96
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$291.87

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,350,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$674,255.35
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,056.92
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$23,950,501.65
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$4,665,375.96
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$291.87
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$18,020,034.55
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$5,494,949.60
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$228,900.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$108,614.67
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,458.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$29,328.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$40,216.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$4,665,667.83

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$606,517.06
74.	Cumulative Net Losses			$2,247,137.66
75.	Cumulative Net Loss Percentage			0.2391%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	1,077	$14,661,815.81
	b.	61 to 90 days past due	257	$3,452,043.70
	c.	91 or more days past due	127	$1,534,187.13

	d.	Total Past Due (sum a-c)	1,461	19,648,046.64

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,939,506,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 10, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer